Cash and cash equivalents and cash flow supporting notes (Tables)	12 Months Ended
Dec. 31, 2017
Cash And Cash Equivalents And Cash Flow Supporting Notes Tables
Schedule of cash and cash equivalents	Cash and cash equivalents for purposes of the consolidated statement of cash flows comprises:
	2017	2016	2015
	£’000	£’000	£'000

Cash at bank available on demand	13,204	17,608	16,175

Schedule of share issues net of costs

During the year, cash inflows arose from an equity financing transaction, included within financing activities on the face of the cash flow statement.

	2017	2016	2015
	£’000	£’000	£'000

Funds raised on Public Offering	6,157	16,673	-
Costs of raising funds on Public Offering	(429)	(1,105)	-
	5,728	15,568	-

Schedule of changes in liabilities

The following changes in liabilities arose as a result of financing activities during the year:

	Non-current liabilities, borrowings	Current liabilities, borrowings	Total
	£’000	£’000	£’000

At 1 January 2017	-	23	23
Cash Flows	5,249	(12)	5,237
Foreign Exchange	(42)	-	(42)
At 31 December 2017	5,207	11	5,218